FAIR VALUE MEASUREMENTS - Contingent consideration obligation, Assumptions (Details)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) Y	Dec. 31, 2023 USD ($)	Aug. 05, 2024 Y
Fair value disclosure
Contingent consideration payable incurred in connection with DeliveryCircle acquisition | $	$ 0	$ 0	$ 2,382,000	$ 59,723	$ 0
Operating leverage | Contingent consideration
Fair value disclosure
Contingent consideration obligation measurement input				1.50		1.50
Revenue volatility | Contingent consideration
Fair value disclosure
Contingent consideration obligation measurement input				0.201		0.20
EBITDA volatility | Contingent consideration
Fair value disclosure
Contingent consideration obligation measurement input				0.502		0.50
Earnout risk free rate | Contingent consideration
Fair value disclosure
Contingent consideration obligation measurement input				0.045		0.037
Long-term risk-free rate | Contingent consideration
Fair value disclosure
Contingent consideration obligation measurement input				0.049		0.042
Weighted average cost of capital | Contingent consideration
Fair value disclosure
Contingent consideration obligation measurement input				0.18		0.139
Correlation between revenue and EBITDA | Contingent consideration
Fair value disclosure
Contingent consideration obligation measurement input				0.0065		0.0073
Discount Rate | Contingent consideration
Fair value disclosure
Contingent consideration obligation measurement input				0.06		0.092
Minimum | Term to payment | Contingent consideration
Fair value disclosure
Contingent consideration obligation measurement input				0.1		0.5
Maximum | Term to payment | Contingent consideration
Fair value disclosure
Contingent consideration obligation measurement input				7.1		7.5